Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Fair Values Of Assets Acquired And Liabilities Assumed At The Date Of The Acquisition

Concentra
(in thousands)
Cash and cash equivalents	$21,317
Receivables	108,571
Other current assets	20,589
Property and equipment	131,837
Goodwill	531,372
Other intangible assets	188,000
Other long-term assets	12,935

Total assets acquired	1,014,621

Current liabilities	(100,091)
Other long-term liabilities	(109,811)

Total liabilities assumed	(209,902)

Net assets acquired	$804,719